April 4, 2014

Via EDGAR

Ms. Karen Rossotto
Senior Counsel
Division of Investment Management
Securities and Exchange Commission
100 F Street, NE
Washington D.C. 20549
Re:    Principal Funds, Inc.
File Numbers 033-59474, 811-07572
Post-Effective Amendment No. 138 to the Registration Statement on Form N-1A
Dear Ms. Rossotto,
Pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “1933 Act”), Principal Funds, Inc. (the “Registrant”) is filing with the Securities and Exchange Commission (the “Commission”) a post-effective amendment to the Registrant’s registration statement on Form N-1A under the 1933 Act and the Investment Company Act of 1940 (the “Amendment”).
The Registrant is filing the Amendment to add the following existing share classes to existing series: Classes A and P shares to the International I, MidCap Value III and SmallCap Value Funds; and Class P shares to the LargeCap Growth I, LargeCap Value and SmallCap Blend Funds. Because these share classes and series currently exist and other disclosure in the filing has been reviewed as part of the annual update process, the Registrant requests selective review of the disclosure relevant to the limited changes in this filing (for example, annual fund operating expense information and examples). See Release No. 33-6510 (February 15, 1984).
Please note that the Registrant updated the Amendment in anticipation of shareholder approval of the hiring of Origin Asset Management LLP as the sub-advisor for the International Fund I. Additionally, the Registrant will update certain information in a subsequent filing pursuant to Rule 485(b) under the 1933 Act, including, for example, 5% and 25% ownership information and Performance Results in the Related Performance of the Sub-Advisor Appendix.
The Amendment consists of the following:

(1)	Facing Page,

(2)	Part A (a prospectus for only the classes and series listed above),

(3)
Part B (an amended and restated Statement of Additional Information that includes each of the Registrant’s series with an October 31 fiscal year end as well as revisions related to the addition of classes of shares to certain series as listed above;

(4)	Part C, and

(5)	Signature pages.
We understand that the Registrant is responsible for the accuracy and adequacy of the disclosure in the filing and that Staff comments or our changes to the disclosure in response to the Staff comments do not foreclose the Commission from taking any action with respect to the filing. In addition, the Registrant may not assert Staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

The Registrant is not filing the Amendment to update or amend the prospectuses or statements of additional information for the Registrant’s other series with an October 31 fiscal year end or for Registrant’s series with an August 31 fiscal year end.
Please call me at 515-235-1209 or Jennifer Mills at 515-235-9154 if you have any questions.
Sincerely,
/s/ Britney Schnathorst
Britney Schnathorst
Counsel, Principal Life Insurance Co.

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